Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings (Loss) Per Share
Calculation of Basic and Diluted Earnings Per Share

Basic and diluted earnings per share for the period/year ended December 31, 2019, 2018 and 2017 have been calculated as follows:

	2019		2018	2017
	RMB	US$	RMB	RMB
Net (loss) income available to ordinary shareholders	11,363	1,632	(22,172)	(46,003)

Weighted average number of ordinary shares outstanding	3,265,837	3,265,837	3,265,837	3,265,837

Dilutive effect of share options	—	—	—	—

Diluted weighted average number of ordinary shares outstanding	3,265,837	3,265,837	3,265,837	3,265,837

Basic and diluted earnings (loss) per share	3.48	0.50	(6.79)	(14.09)